BUSINESS ACQUISITION (Tables)	12 Months Ended
Feb. 28, 2017
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The purchase price was allocated as of November 30, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$4,381,051
Other current assets	5,044,431
Intangible assets
Student base	4,605,000	5.1 years
Goodwill	46,546,189
Deferred revenue	(9,425,421)
Deferred tax liabilities	(1,151,250)
Total purchase consideration	$50,000,000

Business acquisition in fiscal year 2016
Business Acquisition, Pro Forma Information [Table Text Block]
The following summarized unaudited pro forma results of operations for the years ended February 28, 2015 and February 29, 2016 assuming that these two acquisitions during the year ended February 29, 2016 occurred as of March 1, 2014. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2014, nor is it indicative of future operating results.

	For the years ended
	February 28/29,
	2015	2016
	(Unaudited)	(Unaudited)

Pro forma net revenues	$459,447,759	$660,332,001
Pro forma net income	$52,981,781	$94,756,008
Pro forma net income per share - basic	$0.33	$0.59
Pro forma net income per share - diluted	$0.32	$0.52

Business acquisition in fiscal year 2017
Business Acquisition, Pro Forma Information [Table Text Block]
The following summarized unaudited pro forma results of operations for the years ended February 29, 2016 and February 28, 2017 assuming that these acquisitions during the year ended February 28, 2017 occurred as of March 1, 2015. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2015, nor is it indicative of future operating results.

	For the years ended
	February 29/28,
	2016	2017
	(Unaudited)	(Unaudited)

Pro forma net revenues	$645,751,588	$1,062,742,905
Pro forma net income attributable to TAL Education Group	$95,833,307	$112,849,625
Pro forma net income per share - basic	$0.60	$0.69
Pro forma net income per share - diluted	$0.56	$0.64

Firstleap
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The purchase price was allocated as of January 22, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$20,942,238
Other current assets	5,610,330
Property and equipment, net	5,423,538
Rental deposits	1,228,525
Intangible assets
Student base	4,547,390	7 years
Trade name	5,079,693	10 years
Goodwill	61,701,300
Other current liabilities	(13,260,800)
Deferred revenue	(45,093,685)
Noncontrolling interest	400,241
Total purchase consideration	$46,578,770

Yinghe Youshi
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The purchase price consisted of the following:

US$

Cash consideration	$7,856,523
Fair value of the 38.37% equity interest:
Carrying amount	4,284,233
Gain on remeasurement of fair value of noncontrolling equity investment	971,681
Total	$13,112,437

The purchase price was allocated as of February 1, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$1,934,630
Other current assets	759,555
Property and equipment, net	258,353
Intangible assets
Technology	1,460,032	5 years
Trade name	1,353,571	10 years
Goodwill	12,999,277
Other current liabilities	(881,415)
Deferred tax liabilities	(771,840)
Noncontrolling interest	(3,999,726)
Total purchase consideration	$13,112,437

Shunshun Bida [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The purchase price consisted of the following:

US$

Cash consideration	$19,119,796
Common shares	13,558,991
Fair value of the previously held 30% equity interest:
Carrying amount	10,515,391
Gain on remeasurement of fair value as of acquisition date	25,225,611
Total	$68,419,789

The purchase price was allocated as of July 31, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$11,121,264
Other current assets	12,782,176
Rental deposits	1,306,135
Property and equipment, net	423,538
Intangible assets
Trade name	6,780,070	10.4 years
School cooperation agreements	3,344,834	6.4 years
Goodwill	93,004,827
Other current liabilities	(4,642,267)
Deferred revenue	(24,750,882)
Deferred tax liabilities	(2,052,906)
Noncontrolling interest	(28,897,000)
Total purchase consideration	$68,419,789

Shanghai YaYa [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The purchase price was allocated as of August 26, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$616,947
Account receivables	4,869,685
Other current assets	845,178
Rental deposits	89,375
Property and equipment, net	90,426
Intangible assets
Trade name	5,727,995	10.0 years
Customer relationship	3,703,704	4.3 years
User base	659,769	1.3 years
Goodwill	30,888,052
Other current liabilities	(1,614,688)
Deferred tax liabilities	(2,522,867)
Noncontrolling interest	(18,443,545)
Total purchase consideration	$24,910,031